Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 24, 2021
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund (the Fund)	10/1/2021
On November 22, 2021, the Fund's Board of Trustees approved changes to the Fund's principal investment strategies, principal risks and comparative indices. As a result, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add Leverage Risk to the lead-in paragraph and the following as Principal Risks of the Fund:
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
The rest of the section remains the same.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective November 24, 2021, the Fund compares its performance to that of an index consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index (the New Blended Benchmark). Prior to this date, the Fund compared its performance to that of an index consisting of 60% Bloomberg High Yield Municipal Bond Index and 40% Bloomberg Municipal Bond Index (the Former Blended Benchmark). The Fund continues to also compare its performance to that of the Bloomberg High Yield Municipal Bond Index. The Fund’s investment manager believes that the New Blended Benchmark and the Bloomberg High Yield Municipal Bond Index provide a more appropriate basis for comparing the Fund's performance in light of the enhancements made to the Fund's principal investment strategies. Information on the Former Blended Benchmark will be included for a one-year transition period.
The Fund’s performance prior to November 24, 2021 reflects returns achieved according to principal investment strategies that have since been enhanced to permit increased use of leveraged investments.  If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	07/31/2000
returns before taxes		0.47%	3.63%	5.53%
returns after taxes on distributions		0.47%	3.63%	5.53%
returns after taxes on distributions and sale of Fund shares		1.74%	3.74%	5.35%
Class Adv returns before taxes	03/19/2013	3.74%	4.44%	6.06%
Class C returns before taxes	07/15/2002	1.89%	3.58%	5.18%
Class Inst returns before taxes	03/05/1984	3.74%	4.46%	6.06%
Class Inst2 returns before taxes	11/08/2012	3.69%	4.50%	6.12%
Class Inst3 returns before taxes	03/01/2017	3.83%	4.55%	6.10%
New Blended Benchmark (80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.02%	6.04%	6.43%
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		4.89%	6.56%	6.86%
Former Blended Benchmark (60% Bloomberg High Yield Municipal Bond Index, 40% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.12%	5.52%	5.98%
The rest of the section remains the same.

COLUMBIA HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 24, 2021
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund (the Fund)	10/1/2021
On November 22, 2021, the Fund's Board of Trustees approved changes to the Fund's principal investment strategies, principal risks and comparative indices. As a result, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.
The information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add Leverage Risk to the lead-in paragraph and the following as Principal Risks of the Fund:
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while exposing the Fund to counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
The rest of the section remains the same.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective November 24, 2021, the Fund compares its performance to that of an index consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index (the New Blended Benchmark). Prior to this date, the Fund compared its performance to that of an index consisting of 60% Bloomberg High Yield Municipal Bond Index and 40% Bloomberg Municipal Bond Index (the Former Blended Benchmark). The Fund continues to also compare its performance to that of the Bloomberg High Yield Municipal Bond Index. The Fund’s investment manager believes that the New Blended Benchmark and the Bloomberg High Yield Municipal Bond Index provide a more appropriate basis for comparing the Fund's performance in light of the enhancements made to the Fund's principal investment strategies. Information on the Former Blended Benchmark will be included for a one-year transition period.
The Fund’s performance prior to November 24, 2021 reflects returns achieved according to principal investment strategies that have since been enhanced to permit increased use of leveraged investments.  If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	07/31/2000
returns before taxes		0.47%	3.63%	5.53%
returns after taxes on distributions		0.47%	3.63%	5.53%
returns after taxes on distributions and sale of Fund shares		1.74%	3.74%	5.35%
Class Adv returns before taxes	03/19/2013	3.74%	4.44%	6.06%
Class C returns before taxes	07/15/2002	1.89%	3.58%	5.18%
Class Inst returns before taxes	03/05/1984	3.74%	4.46%	6.06%
Class Inst2 returns before taxes	11/08/2012	3.69%	4.50%	6.12%
Class Inst3 returns before taxes	03/01/2017	3.83%	4.55%	6.10%
New Blended Benchmark (80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.02%	6.04%	6.43%
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		4.89%	6.56%	6.86%
Former Blended Benchmark (60% Bloomberg High Yield Municipal Bond Index, 40% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)		5.12%	5.52%	5.98%
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 24, 2021, the Fund compares its performance to that of an index consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index (the New Blended Benchmark). Prior to this date, the Fund compared its performance to that of an index consisting of 60% Bloomberg High Yield Municipal Bond Index and 40% Bloomberg Municipal Bond Index (the Former Blended Benchmark). The Fund continues to also compare its performance to that of the Bloomberg High Yield Municipal Bond Index. The Fund’s investment manager believes that the New Blended Benchmark and the Bloomberg High Yield Municipal Bond Index provide a more appropriate basis for comparing the Fund's performance in light of the enhancements made to the Fund's principal investment strategies. Information on the Former Blended Benchmark will be included for a one-year transition period.
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2002
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 1984
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.12%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
COLUMBIA HIGH YIELD MUNICIPAL FUND | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
COLUMBIA HIGH YIELD MUNICIPAL FUND | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA HIGH YIELD MUNICIPAL FUND | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
COLUMBIA HIGH YIELD MUNICIPAL FUND | New Blended Benchmark (80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.02%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	6.43%
COLUMBIA HIGH YIELD MUNICIPAL FUND | Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	6.86%
COLUMBIA HIGH YIELD MUNICIPAL FUND | Former Blended Benchmark (60% Bloomberg High Yield Municipal Bond Index, 40% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	5.98%